Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Beginning balance, value at Jun. 30, 2020	$ 5,000		$ 258		$ 50,913,893		$ (55,781,770)	$ 1,267,671	$ (46,477)	$ (3,641,425)
Beginning balance, shares at Jun. 30, 2020	500,000	1	258,120
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 8,787		1,230,288					1,239,075
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			8,786,113
Reversal of common stock issuable due to cancellation of conversions of convertible debt and accrued interest			$ (24)		(19,992)					(20,016)
Reversal of common stock issuable due to cancellation of conversions of convertible debt and accrued interest, shares			(24,427)
Issuance of common stock for services			$ 806		124,766					125,572
Issuance of common stock for services, shares			805,646
Issuance of common stock for exercise of warrants			$ 29		776,015					776,044
Issuance of common stock for exercise of warrants, shares			29,820
Issuance of common stock for cashless exercise of warrants			$ 4,200		(4,200)
Issuance of common stock for cashless exercise of warrants, shares			4,199,979
Reclassification of put premium upon debt conversion					590,504					590,504
Reversal of put premium upon cancellation of conversions of convertible debt					(11,785)					(11,785)
Stock based compensation in connection with stock option grants					82,872					82,872
Vested restricted stock units
Vested restricted stock units, shares				59
Fractional difference due to the reverse stock-split
Fractional difference due to the reverse stock-split, shares			142
Foreign currency translation loss								(182,467)		(182,467)
Deemed dividend upon alternate cashless exercise of warrants					391,749		(391,749)
Net loss							(2,025,947)			(2,025,947)
Issuance of common stock for cash, shares			29,820
Ending balance, value at Jun. 30, 2021	$ 5,000		$ 14,056		54,074,110		(58,199,466)	1,085,204	(46,477)	(3,067,573)
Ending balance, shares at Jun. 30, 2021	500,000	1	14,055,393	59
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 9,445		190,741					200,186
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			9,445,009
Issuance of common stock for exercise of warrants			$ 7	$ 2	374,991	(100,000)				275,000
Issuance of common stock for exercise of warrants, shares			6,875	2,500
Stock based compensation in connection with stock option grants					20,718					20,718
Foreign currency translation loss								64,193		64,193
Deemed dividend upon alternate cashless exercise of warrants					114,844		(114,844)
Net loss							(490,658)			(490,658)
Issuance of common stock for services and accrued expenses			$ 17,934		563,927					581,861
Issuance of common stock for services and accrued expenses, shares			17,934,379
Issuance of common stock for alternate cashless exercise of warrants			$ 2,400	$ 2,000	(4,400)
Issuance of common stock for alternate cashless exercise of warrants, shares			2,399,988	1,999,990
Reclassification of put premium upon debt conversion					109,643					109,643
Ending balance, value at Sep. 30, 2021	$ 5,000		$ 43,842	$ 2,002	55,444,574	(100,000)	(58,804,968)	1,149,397	(46,477)	(2,306,630)
Ending balance, shares at Sep. 30, 2021	500,000	1	43,841,644	2,002,549
Beginning balance, value at Jun. 30, 2021	$ 5,000		$ 14,056		54,074,110		(58,199,466)	1,085,204	(46,477)	(3,067,573)
Beginning balance, shares at Jun. 30, 2021	500,000	1	14,055,393	59
Reclassification of put premium upon debt conversion										126,310
Foreign currency translation loss										56,496
Net loss										(1,290,635)
Ending balance, value at Dec. 31, 2021	$ 5,000		$ 53,062		55,614,865		(59,698,343)	1,141,700	(46,477)	(2,930,193)
Ending balance, shares at Dec. 31, 2021	500,000	1	53,062,209	59
Beginning balance, value at Jun. 30, 2021	$ 5,000		$ 14,056		54,074,110		(58,199,466)	1,085,204	(46,477)	(3,067,573)
Beginning balance, shares at Jun. 30, 2021	500,000	1	14,055,393	59
Issuance of common stock for exercise of warrants			$ 15		624,986					625,001
Issuance of common stock for exercise of warrants, shares			15,625
Reclassification of put premium upon debt conversion					335,677					335,677
Stock based compensation in connection with stock option grants					72,513					72,513
Foreign currency translation loss								149,345		149,345
Deemed dividend upon alternate cashless exercise of warrants					700,340		(700,340)
Net loss							(2,658,087)			(2,658,087)
Issuance of common stock for cash			$ 25,663		97,380	(23,758)				$ 99,285
Issuance of common stock for cash, shares			25,663,288							56,799,716
Issuance of common stock for offering cost			$ 1,000		(1,000)
Issuance of common stock for offering cost, shares			1,000,000
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 96,960	$ 7,326	552,839					657,125
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			96,959,620	7,326,007
Issuance of common stock for services and accrued expenses			$ 25,857	$ 12,271	724,937					763,065
Issuance of common stock for services and accrued expenses, shares			25,857,279	12,270,958
Issuance of common stock for alternate cashless exercise of warrants			$ 56,800		(56,800)
Issuance of common stock for alternate cashless exercise of warrants, shares			56,799,716
Ending balance, value at Jun. 30, 2022	$ 5,000		$ 220,351	$ 19,597	57,124,982	(23,758)	(61,557,893)	1,234,549	(46,477)	(3,023,649)
Ending balance, shares at Jun. 30, 2022	500,000	1	220,350,921	19,597,024
Beginning balance, value at Sep. 30, 2021	$ 5,000		$ 43,842	$ 2,002	55,444,574	(100,000)	(58,804,968)	1,149,397	(46,477)	(2,306,630)
Beginning balance, shares at Sep. 30, 2021	500,000	1	43,841,644	2,002,549
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 1,818		24,908					26,726
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			1,818,097
Issuance of common stock for exercise of warrants			$ 2	$ (2)		100,000				100,000
Issuance of common stock for exercise of warrants, shares			2,500	(2,500)
Reclassification of put premium upon debt conversion					16,667					16,667
Stock based compensation in connection with stock option grants					20,718					20,718
Foreign currency translation loss								(7,697)		(7,697)
Deemed dividend upon alternate cashless exercise of warrants					93,398		(93,398)
Net loss							(799,977)			(799,977)
Issuance of common stock for alternate cashless exercise of warrants			6,400	$ (2,000)	(4,400)
Issuance of common stock for alternate cashless exercise of warrants, shares				(1,999,990)
Issuance of common stock for deferred offering cost			1,000		19,000					20,000
Issuance of common stock for deferred offering cost, shares			$ 1,000,000
Issuance of common stock for alternate cashless exercise of warrants, shares			6,399,968
Ending balance, value at Dec. 31, 2021	$ 5,000		$ 53,062		55,614,865		(59,698,343)	1,141,700	(46,477)	(2,930,193)
Ending balance, shares at Dec. 31, 2021	500,000	1	53,062,209	59
Beginning balance, value at Jun. 30, 2022	$ 5,000		$ 220,351	$ 19,597	57,124,982	(23,758)	(61,557,893)	1,234,549	(46,477)	(3,023,649)
Beginning balance, shares at Jun. 30, 2022	500,000	1	220,350,921	19,597,024
Issuance of common stock for exercise of warrants			$ 1	$ 1	99,998					100,000
Issuance of common stock for exercise of warrants, shares			1,250	1,250
Reclassification of put premium upon debt conversion					133,646					133,646
Foreign currency translation loss								126,396		126,396
Deemed dividend upon alternate cashless exercise of warrants					389,235		(389,235)
Net loss							(617,295)			(617,295)
Issuance of common stock for cash			$ 14,337		10,374	23,758				48,469
Issuance of common stock for cash, shares			14,336,712
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 264,493		192,446					456,939
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			264,492,661
Issuance of common stock for alternate cashless exercise of warrants			$ 158,399		(158,399)
Issuance of common stock for alternate cashless exercise of warrants, shares			158,399,208
Issuance of common stock for issuable shares, shares			$ 19,597	$ (19,597)
Issuance of common stock for issuable shares, shares			19,596,965	(19,596,965)
Stock based compensation in connection with stock warrant grant					2,408					2,408
Warrant grant for settlement of accounts payable					5,551					5,551
Ending balance, value at Sep. 30, 2022	$ 5,000		$ 677,178	$ 1	57,800,241		(62,564,423)	1,360,945	(46,477)	(2,767,535)
Ending balance, shares at Sep. 30, 2022	500,000	1	677,177,717	1,309
Beginning balance, value at Jun. 30, 2022	$ 5,000		$ 220,351	$ 19,597	57,124,982	(23,758)	(61,557,893)	1,234,549	(46,477)	(3,023,649)
Beginning balance, shares at Jun. 30, 2022	500,000	1	220,350,921	19,597,024
Reclassification of put premium upon debt conversion										218,992
Foreign currency translation loss										18,584
Net loss										(1,102,713)
Ending balance, value at Dec. 31, 2022	$ 5,000		$ 1,245,700		57,696,390		(63,069,163)	1,253,133	(46,477)	(2,915,417)
Ending balance, shares at Dec. 31, 2022	500,000	1	1,245,699,501	59
Beginning balance, value at Sep. 30, 2022	$ 5,000		$ 677,178	$ 1	57,800,241		(62,564,423)	1,360,945	(46,477)	(2,767,535)
Beginning balance, shares at Sep. 30, 2022	500,000	1	677,177,717	1,309
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest			$ 380,506		(214,815)					165,691
Issuance of common stock for conversion of convertible debt, conversion fee and accrued interest, shares			380,506,070
Issuance of common stock for services			$ 79,412		(22,601)					56,811
Issuance of common stock for services, shares			79,412,132
Issuance of common stock for exercise of warrants			$ 3		99,997					100,000
Issuance of common stock for exercise of warrants, shares			2,500
Reclassification of put premium upon debt conversion					85,346					85,346
Foreign currency translation loss								(107,812)		(107,812)
Deemed dividend upon alternate cashless exercise of warrants					19,322		(19,322)
Net loss							(485,418)			(485,418)
Issuance of common stock for alternate cashless exercise of warrants			$ 33,600		(33,600)
Issuance of common stock for alternate cashless exercise of warrants, shares			33,599,832
Issuance of common stock for issuable shares, shares			$ 1,250	(1,250)
Issuance of common stock for issuable shares			1	(1)
Issuance of common stock in connection with a note payable			$ 75,000		(37,500)					37,500
Issuance of common stock in connection with a note payable, shares			75,000,000
Ending balance, value at Dec. 31, 2022	$ 5,000		$ 1,245,700		$ 57,696,390		$ (63,069,163)	$ 1,253,133	$ (46,477)	$ (2,915,417)
Ending balance, shares at Dec. 31, 2022	500,000	1	1,245,699,501	59